Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A Ordinary Shares Restricted Stock CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Employee Stock Option [Member] shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Treasury Stock Restricted Stock CNY (¥) shares	Treasury Stock Employee Stock Option [Member] CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital Restricted Stock CNY (¥)	Additional Paid-in Capital Employee Stock Option [Member] CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Restricted Stock CNY (¥)	Retained Earnings Employee Stock Option [Member] CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Parent Restricted Stock CNY (¥)	Parent Employee Stock Option [Member] CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Restricted Stock CNY (¥)	Employee Stock Option [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2021			¥ 76	¥ 28			¥ (541,379)			¥ 3,534,741			¥ 5,187,323	¥ (140,014)			¥ 8,040,775	¥ 100,866			¥ 8,141,641
Balance (in shares) at Dec. 31, 2021 | shares			226,839,700	83,150,000
Treasury Stock, beginning (in shares) at Dec. 31, 2021 | shares							(9,195,150)
Net income (loss)													976,571				976,571	(4,982)			971,589
Share-based compensation										42,300							42,300				¥ 42,300
Ordinary shares issued for settlement, net (Note 14) (in shares) | shares																					6,009	6,009
Treasury stock reissued (in shares) | shares					323,120	60,090
Treasury stock reissued					¥ 20,252	¥ 3,585		¥ (3,436)	¥ (618)		¥ (16,816)	¥ (1,474)				¥ 1,493				¥ 1,493
Restricted share units for settlement (in shares) (Note 14) | shares			1,027,000
Other comprehensive income - foreign currency translation adjustments														137,468			137,468	87			¥ 137,555
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation (In Shares) | shares							(707,040)
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation							¥ (23,111)										(23,111)				(23,111)
Non-controlling interest capital injection																		17,680			17,680
Divestment of non-controlling interests										(10,315)							(10,315)	(13,338)			(23,653)
Impact of acquisition (Note 2(b))																		966			966
Distributions to non-controlling interests										(6,500)							(6,500)	(6,500)			(13,000)
Class B Ordinary Shares transfer to Class A Ordinary Shares (in shares) (Note 3) | shares			83,150,000	(83,150,000)
Class B Ordinary Shares transfer to Class A Ordinary Shares (Note 3)			¥ 28	¥ (28)
Issuance of ordinary shares upon completion of Hong Kong public Offering (in shares) | shares			(11,521,600)
Issuance of ordinary shares upon completion of Hong Kong public Offering			¥ 4							247,011							247,015				247,015
Retirement of treasury stock (in shares) | shares			(9,518,980)
Retirement of treasury stock (in shares) | shares							9,518,980
Retirement of treasury stock			¥ (3)										(540,650)
Retirement of treasury stock							¥ 540,653
Balance at Dec. 31, 2022			¥ 105							3,803,183			5,604,954	(2,546)			9,405,696	94,779			9,500,475
Balance (in shares) at Dec. 31, 2022 | shares			313,019,320
Net income (loss)													1,009,494				1,009,494	(8,479)			1,001,015
Dividends (Note 20)													(177,502)				(177,502)				¥ (177,502)
Share-based compensation								11,530							¥ 11,530				¥ 11,530
Ordinary shares issued for settlement, net (Note 14) (in shares) | shares	1,508,390	150	11,779,470																		15	15
Ordinary shares issued for settlement, net (Note 14)	¥ 1		¥ 4					¥ (1)	¥ 3	(4)						¥ 3				¥ 3
Other comprehensive income - foreign currency translation adjustments														77,162			77,162	(172)			¥ 76,990
Non-controlling interest capital injection																		13,911			13,911
Divestment of non-controlling interests																		(6,925)			(6,925)
Impact of acquisition (Note 2(b))																		68,018			68,018
Disposal of subsidiaries																		(23,377)			(23,377)
Distributions to non-controlling interests										(16,049)							(16,049)	(20,526)			(36,575)
Balance at Dec. 31, 2023			¥ 110							3,798,662			6,436,946	74,616			10,310,334	117,229			10,427,563
Balance (in shares) at Dec. 31, 2023 | shares			326,307,330
Net income (loss)													475,445				475,445	11,559			487,004
Dividends (Note 20)													(1,007,851)				(1,007,851)				(1,007,851)
Share-based compensation										109,030							109,030				¥ 109,030
Ordinary shares issued for settlement, net (Note 14) (in shares) | shares			3,913,084																		0	0
Ordinary shares issued for settlement, net (Note 14)			¥ 2							7,657							7,659				¥ 7,659
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes			¥ 1							(7,443)							(7,442)				(7,442)
Ordinary shares issued for vesting of restricted share units, net of withheld for employee taxes (in share) | shares			3,236,630
Other comprehensive income - foreign currency translation adjustments														111,932			111,932	199			112,131	$ 15,362
Divestment of non-controlling interests																		(51,835)			(51,835)
Distributions to non-controlling interests										86							86	(10,260)			(10,174)
Repurchase of ordinary shares (in shares) | shares							(3,063,510)
Repurchase of ordinary shares							¥ (53,345)										(53,345)				(53,345)
Balance at Dec. 31, 2024			¥ 113				¥ (53,345)			¥ 3,907,992			¥ 5,904,540	¥ 186,548			¥ 9,945,848	¥ 66,892			¥ 10,012,740	$ 1,371,740
Balance (in shares) at Dec. 31, 2024 | shares			333,457,044
Treasury Stock, ending (in shares) at Dec. 31, 2024 | shares							(3,063,510)